GENERAL	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL
REE Automotive Ltd. was incorporated in Israel on January 16, 2011.

REE Automotive Ltd. is an automotive technology company. REE Automotive Ltd. has established wholly-owned subsidiaries in the United States, the United Kingdom, Germany and Japan (the “Subsidiaries”). REE Automotive Ltd. and its subsidiaries (the “Company” or “REE”) are in the early stages of commercialization and develop and produce software-defined vehicle (“SDV”) technology that manages vehicle operations and features through proprietarily-developed software.

The Company became a Nasdaq listed publicly traded company on July 23, 2021, through a merger agreement (the “Merger Agreement”) with 10X Capital Venture Acquisition Corp (“10X Capital”), a Delaware corporation and special purpose acquisition company (“SPAC”), and Spark Merger Sub, Inc., a wholly-owned subsidiary of the Company, pursuant to which Merger Sub merged with and into 10X Capital (the “Merger”). The Company’s Class A ordinary shares, without par value (the “Class A Ordinary Shares”) are trading under the ticker symbol “REE”. The Company also has Class B ordinary shares, without par value, having 10 votes per share (the “Class B Ordinary Shares” and together with the Class A Ordinary Shares, the “Ordinary Shares”) that include voting rights only and are not listed on the Nasdaq.

In March 2025, the Company completed two separate registered direct offerings in the total net proceeds of approximately $34.361 million (see also note 9, Shareholders Equity, for details).

In June 2025, the Company announced a reduction-in-force plan. For the six months ended on June 30, 2025 the Company incurred one-time expenses of $1,886 in connection with this plan.

As of June 30, 2025, the Company had cash and cash equivalents in the total amount of $54,668. The Company has incurred losses since inception and had negative cash flows used in operating activities of $47,853 for the six months ended June 30, 2025. The Company expects to continue to incur net losses and negative cash flows from operating activities for the foreseeable future. The Company's ability to continue to operate is dependent upon raising additional funds to finance its activities. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for the long-term operational and production activities. These conditions raise substantial doubts about the Company's ability to continue as a going concern. Excluding, but not limited to, any potential revenues, additional cost-reduction measures and additional funding, the Company currently estimate that its existing financial resources are only adequate to fund its projected operation costs and meet its obligations into, but not beyond, the second quarter of 2026.
The consolidated financial statements do not include any adjustments with respect to the carrying amounts of assets and liabilities and their classification that might be necessary should the Company be unable to continue as a going concern.